Subsequent Events	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 24 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events to the balance sheet date of September 30, 2025 through January 26, 2026, the issuance of the consolidated financial statements and no material subsequent events to be disclosed.